Related-party transactions (Details) SFr in Thousands		12 Months Ended
	Jul. 31, 2018 shares	Dec. 31, 2019 CHF (SFr) Individual	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Related-party transactions [Abstract]
Number of individuals, Board of Directors | Individual		7
Number of individuals, Executive Management | Individual		5
Short-term employee benefits		SFr 3,526	SFr 2,681	SFr 2,463
Post-employment benefits		215	160	166
Share-based compensation		2,155	1,683	1,267
Total		SFr 5,896	SFr 4,524	SFr 3,896
Number of shares purchased under subscription rights offering by related party (in shares) | shares	614,147